Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Major Customer And Geographic Information [Abstract]
Schedule of Revenues and Operating Profit (Loss) per Segment

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Revenues:
Aerospace
External customers	$1,820,911	$1,780,483	$1,613,137
Intersegment revenue	246,051	255,805	260,144
Total	$2,066,962	$2,036,288	$1,873,281
C4I and Cyber
External customers	$866,205	$750,573	$668,414
Intersegment revenue	64,668	49,227	52,702
Total	$930,873	$799,800	$721,116
ISTAR and EW
External customers	$1,323,489	$1,118,628	$996,927
Intersegment revenue	202,308	199,399	182,500
Total	$1,525,797	$1,318,027	$1,179,427
Land
External customers	$2,250,354	$1,605,046	$1,241,023
Intersegment revenue	68,390	74,339	65,174
Total	$2,318,744	$1,679,385	$1,306,197
ESA
External customers	$1,677,668	$1,573,141	$1,455,243
Intersegment revenue	16,427	12,572	9,695
Total	$1,694,095	$1,585,713	$1,464,938
Revenues
Total revenues (external customers and intersegment) for reportable segments	$8,536,471	$7,419,213	$6,544,959
Less -Intersegment revenue	(597,844)	(591,342)	(570,215)
Total consolidated revenues	$7,938,627	$6,827,871	$5,974,744
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Operating income:
Aerospace	$151,927	$149,060	$125,455
C4I and Cyber	55,911	61,987	50,653
ISTAR and EW	129,121	96,110	134,882
Land	263,687	150,684	80,610
ESA	122,757	56,199	(4,687)
Segment operating income	723,403	514,040	386,913
Unallocated corporate expenses and inter-company unrealized profit	(51,979)	(24,987)	(17,805)
Operating income	671,424	489,053	369,108
Financial expenses, net (see note 25)	(138,618)	(151,125)	(137,827)
Other income (expenses), net (see note 26)	29,109	3,818	(4,787)
Income before income taxes	$561,915	$341,746	$226,494

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Aerospace
Revenues	$2,066,962	$2,036,288	$1,873,281
Research and development, net	(107,600)	(104,946)	(107,883)
Other expenses (*)	(1,807,435)	(1,782,282)	(1,639,943)
Operating income	$151,927	$149,060	$125,455
C4I and Cyber
Revenues	$930,873	$799,800	$721,116
Research and development, net	(71,073)	(70,286)	(72,663)
Other expenses (*)	(803,889)	(667,527)	(597,800)
Operating income	$55,911	$61,987	$50,653
ISTAR and EW
Revenues	$1,525,797	$1,318,027	$1,179,427
Research and development, net	(103,405)	(100,205)	(87,112)
Other expenses (*)	(1,293,271)	(1,121,712)	(957,433)
Operating income	$129,121	$96,110	$134,882
Land
Revenues	$2,318,744	$1,679,385	$1,306,197
Research and development, net	(165,100)	(133,552)	(85,604)
Other expenses (*)	(1,889,957)	(1,395,149)	(1,139,983)
Operating income	$263,687	$150,684	$80,610
ESA
Revenues	$1,694,095	$1,585,713	$1,464,938
Research and development, net	(64,595)	(54,685)	(68,779)
Other expenses (*)	(1,506,743)	(1,474,829)	(1,400,846)
Operating income	$122,757	$56,199	$(4,687)
Segment operating income	$723,403	$514,040	$386,913

(*) Other expenses includes expenses of cost of revenues, marketing and selling and general and administrative.
Note 23 - SEGMENT DISCLOSURE, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

A.    SEGMENT DISCLOSURE (Cont.):

Depreciation and amortization by segment:
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Aerospace	$38,211	$34,958	$36,284
C4I and Cyber	8,931	9,440	12,551
ISTAR and EW	38,314	32,978	29,001
Land	39,437	34,813	34,747
ESA	44,351	44,307	50,526
Unallocated corporate expenses	2,190	1,895	1,690
Total depreciation and amortization	$171,434	$158,391	$164,799

Schedule Of Revenues By Geographic Areas
Revenue are attributed to geographic areas based on the location of the end customers as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
North America	$1,659,290	$1,520,338	$1,417,742
Asia-Pacific	1,243,687	1,132,701	1,263,771
Israel	2,556,388	1,987,974	1,167,228
Europe	2,139,541	1,820,912	1,776,412
Latin America	99,033	150,013	120,700
Other	240,688	215,933	228,891
	$7,938,627	$6,827,871	$5,974,744

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
IMOD	28%	25%	16%
U.S. Government	15%	15%	17%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:
The Company's long-lived assets for the year ended December 31, 2025, 2024 and 2023, includes property plant and equipment and operating lease right of use assets, as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Israel	$1,502,694	$1,396,297	$1,098,074
U.S.	285,771	298,984	307,239
Other	109,275	108,742	108,521
	$1,897,740	$1,804,023	$1,513,834